As filed with the Securities and Exchange Commission on April 27, 1998.


                                                       Registration Nos. 2-74905
                                                                        811-3324

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D. C. 20549

                            ------------------------

                                    FORM N-1A


            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        | |
                        POST-EFFECTIVE AMENDMENT No. 17                    |X|
                                       and
        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    | |
                               AMENDMENT No. 17                            |X|
                        (Check appropriate box or boxes)
                            ------------------------
                          THE GUARDIAN CASH FUND, INC.
               (Exact Name of Registrant as Specified in Charter)
                 201 Park Avenue South, New York, New York 10003
                    (Address of Principal Executive Offices)
                  Registrant's Telephone Number: (212) 598-8359


                            ------------------------

                                                                   Copy to:
          Richard T. Potter, Jr., Esq.                        Cathy G. O'Kelly, Esq.
c/o The Guardian Insurance & Annuity Company, Inc        Vedder, Price, Kaufman & Kammholz
            201 Park Avenue South                            222 North LaSalle Street
           New York, New York 10003                           Chicago, Illinois 60601
   (Name and Address of Agent for Service)

                            ------------------------

          It is proposed that this filing will become effective (check appropriate box):
                   | | immediately upon filing pursuant to paragraph (b)

                   |X| on May 1, 1998 pursuant to paragraph (b)

                   | | 60 days after filing pursuant to paragraph (a)(1) | | on (date) pursuant to paragraph (a)(1)
                   | | 75 days after filing pursuant to paragraph (a)(2) | | on (date) pursuant to paragraph (a)(2) of Rule 485

          If appropriate, check the following box:
                   | | This post-effective amendment designates a new effective
                       date for a previously filed post-effective amendment.

                            ------------------------



================================================================================

                          THE GUARDIAN CASH FUND, INC.
                              CROSS REFERENCE SHEET
                            (as required by Rule 495)

Form N-1A Item No.                                                            Location

Part A

Item 1.  Cover Page .....................................................     Cover
Item 2.  Synopsis .......................................................     Not Applicable
Item 3.  Condensed Financial Information ................................     Financial Highlights; Yield
Item 4.  General Description of Registrant ..............................     Cover Page; Investment Objective and Policies;
                                                                                Other Information
Item 5.  Management of the Fund .........................................     Fund Management and the Investment Adviser;
                                                                                Other Information
Item 5a. Management's Discussion of Fund Performance ................ ...     Performance Results
Item 6.  Capital Stock and Other Securities .............................     Dividends; Distributions and Taxes; Other Information
Item 7.  Purchase of Securities Being Offered ...........................     Purchase and Redemption of Shares; Calculation of Net
                                                                                Asset Value
Item 8.  Redemption or Repurchase .......................................     Purchase and Redemption of Shares
Item 9.  Pending Legal Proceedings ......................................     Not Applicable

Part B

Item 10. Cover Page
Item 11. Table of Contents ..............................................     Table of Contents
Item 12. General Information and History ................................     Not Applicable
Item 13. Investment Objectives and Policies .............................     Investment Restrictions
Item 14. Management of the Fund .........................................     Fund Management
Item 15. Control Persons and Principal Holders of Securities ............     Guardian Life and Other Fund Affiliates
Item 16. Investment Advisory and Other Services .........................     Investment Adviser and Distributor; Custodian and
                                                                                Transfer Agent; Independent Auditors and Financial
                                                                                Statements
Item 17. Brokerage Allocation ...........................................     Portfolio Transactions and Brokerage
Item 18. Capital Stock and Other Securities .............................     Not Applicable
Item 19. Purchase, Redemption and Pricing of Securities Being Offered....     Not Applicable
Item 20. Tax Status .....................................................     Not Applicable
Item 21. Underwriters ...................................................     Not Applicable
Item 22. Calculations of Performance Data ...............................     Yield Calculations
Item 23. Financial Statements ...........................................     Independent Auditors and Financial Statements

Part C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

                                   PROSPECTUS
                                   May 1, 1998


                          THE GUARDIAN CASH FUND, INC.

      The Guardian Cash Fund, Inc. (the "Fund") is an open-end investment company (commonly known as a "money market mutual fund"). Its investment objective is to provide maximum current income consistent with liquidity and preservation of capital. The Fund invests in short-term money market instruments such as commercial paper, certificates of deposit, bankers acceptances, and U.S. government securities. Investments in the Fund are neither insured nor guaranteed by the U.S. government. While the Fund seeks to maintain a stable price of $10.00 per share, there is no assurance that it will be able to do so.

      Shares of the Fund are available to the public only through the ownership of variable annuities and variable life insurance policies issued by The Guardian Insurance & Annuity Company, Inc. ("GIAC") through its separate accounts.


      This Prospectus sets forth important information that a GIAC contractowner should know about the investment policies and operations of the Fund before investing. This Prospectus should be retained for future reference. A Statement of Additional Information, dated May 1, 1998, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. A free copy of the Statement of Additional Information can be obtained and further inquiries can be made by calling 1-800-221-3253 or by writing to Guardian Investor Services Corporation(R) ("GISC") at 201 Park Avenue South, New York, New York 10003. GISC is the Fund's investment adviser and the principal underwriter of GIAC's variable annuities and variable life insurance policies.


--------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO PERSON IS AUTHORIZED TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS.

                              FINANCIAL HIGHLIGHTS


      The following table provides selected data, total returns and ratios for one share of the Fund, and has been audited by Ernst & Young LLP, independent auditors. This information is supplemented by the Fund's audited financial statements, and their accompanying notes, for the year ended December 31, 1997, which appear in the Fund's 1997 Annual Report to Shareholders. This Annual Report includes further information about the Fund's 1997 performance and the unqualified report of Ernst & Young LLP on the Fund's 1997 financial statements. The 1997 Annual Report is incorporated by reference into the Statement of Additional Information. Free copies of the Statement of Additional Information and the Fund's 1997 Annual Report to Shareholders may be obtained by calling 1-800-221-3253 or by writing to GISC, 201 Park Avenue South, New York, New York 10003.


      Selected data for a capital share outstanding throughout the periods indicated:


                                                          Year Ended December 31,
                                 --------------------------------------------------------------------
                                    1997        1996        1995        1994        1993        1992
                                    ----        ----        ----        ----        ----        ----


Net asset value, beginning of
  period ......................    $10.00      $10.00      $10.00      $10.00      $10.00      $10.00
                                 --------    --------    --------    --------    --------    --------
Income from investment
  operations
  Net investment income .......      0.50        0.49        0.54        0.38        0.26        0.35
                                 --------    --------    --------    --------    --------    --------
Distributions to shareholders
  Dividends from net investment
  income ......................     (0.50)      (0.49)      (0.54)      (0.38)      (0.26)      (0.35)
                                 --------    --------    --------    --------    --------    --------
Net asset value, end of
  period ......................    $10.00      $10.00      $10.00      $10.00      $10.00      $10.00
                                 ========    ========    ========    ========    ========    ========
Total return* .................      5.14%       4.98%       5.52%       3.82%       2.64%       3.21%
                                 ========    ========    ========    ========    ========    ========

Ratios/supplemental data:
Net assets, end of period
     (000's omitted) ..........  $368,122    $378,322    $356,820    $386,986    $310,798    $318,879
Ratio of expenses to average
  net assets ..................      0.54%       0.54%       0.54%       0.54%       0.54%       0.54%
Ratio of net investment income
  to average net assets .......      5.02%       4.86%       5.39%       3.81%       2.61%       3.17%

                                              Year Ended December 31,
                                 -----------------------------------------------
                                     1991        1990        1989        1988
                                     ----        ----        ----        ----

Net asset value, beginning of
  period ......................    $10.00      $10.00      $10.00      $10.00
                                 --------    --------    --------    --------
Income from investment
  operations
  Net investment income .......      0.54        0.77        0.87        0.72
                                 --------    --------    --------    --------
Distributions to shareholders
  Dividends from net investment
  income ......................     (0.54)      (0.77)      (0.87)      (0.72)
                                 --------    --------    --------    --------
Net asset value, end of
  period ......................    $10.00      $10.00      $10.00      $10.00
                                 ========    ========    ========    ========
Total return* .................      5.59%       7.95%       8.70%       7.20%
                                 ========    ========    ========    ========

Ratios/supplemental data:
Net assets, end of period
     (000's omitted) ..........  $331,677    $331,600    $262,865    $228,310
Ratio of expenses to average
  net assets ..................      0.55%       0.56%       0.56%       0.58%
Ratio of net investment income
  to average net assets .......      5.44%       7.67%       8.67%       7.17%


----------

* Total returns do not reflect the effects of charges deducted under the terms of GIAC's variable contracts. Including such charges would reduce the total returns for all periods shown.

                       INVESTMENT OBJECTIVE AND POLICIES

      The Fund is registered with the SEC as an open-end, diversified, management investment company. It is incorporated in Maryland and commenced its operations in 1981. The Fund's investment objective is to obtain as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity. The Fund's investment objective is a fundamental policy which cannot be changed without shareholder approval. There is no assurance that the Fund's investment objective will be achieved.

      The Fund attempts to meet its objective by investing in short-term U.S. dollar-denominated money market instruments which mature in 13 months or less, or which have a variable rate of interest that is readjusted no less frequently than every 13 months. These investments must also satisfy the credit quality requirements described below. Such securities may not yield as high a level of current income as longer-term or lower-grade securities, which are generally less liquid and fluctuate more in value.

      The Fund's short-term money market holdings may include: U.S. government securities (such as agency obligations and U.S. Treasury notes, bills or bonds); commercial paper; certificates of deposit or bankers acceptances issued by banks or savings and loan associations; other short-term corporate obligations; and repurchase agreements. The Fund may invest in unregistered commercial paper which is issued in reliance on the "private placement" exemption afforded by
Section 4(2) of the Securities Act of 1933 ("Section 4(2) paper"). The Fund may also invest up to 25% of its net assets in certificates of deposit issued by foreign branches of U.S. banks (known as "Euro CDs") and by U.S. branches of foreign banks (known as "Yankee CDs"), provided that each issuing bank's net worth is at least $100,000,000. Such investments present additional and different risks than U.S. obligations, and correspondingly expose the Fund to risks which are not faced by money market mutual funds which invest only in U.S. obligations. See below. The Fund may not invest more than 5% of its total assets in the securities of any one issuer except U.S. government securities. The Fund maintains a dollar-weighted average portfolio maturity of 90 days or less.

      Credit Quality Requirements: The Fund's investments consist only of obligations that GISC determines to present minimal credit risks. GISC follows guidelines adopted by the Fund's Board of Directors to make such determinations, and the Board receives reports about GISC's adherence to such guidelines. The guidelines prescribe that the instruments acquired by the Fund be rated within the two highest short-term ratings categories assigned by Nationally Recognized Statistical Rating Organizations ("NRSROs"), such as Moody's Investors Service, Inc. or Standard & Poor's Ratings Group, or, if unrated, be deemed by GISC to be of comparable quality. Instruments or issuers that have received the highest short-term ratings from at least two NRSROs, or which have received the highest rating from the single NRSRO assigning a rating, are considered to be "First Tier Securities" under Rule 2a-7 of the Investment Company Act of 1940 (the "1940 Act").

      The Fund intends to invest primarily in First Tier Securities. However, it may from time to time buy securities that are rated within the two highest short-term ratings categories, but which are not First Tier Securities. Such "Second Tier" investments will be limited to no more than 5% of the Fund's total assets, based on amortized cost, with investments relating to any one issuer limited to the greater of 1% of total assets or $1,000,000.

      Risks, Investment Techniques and Other Considerations: All investments, including those in money market funds, involve risks. No investment is suitable for all investors. The Fund's rate of return will vary with the returns on its portfolio investments. Although the Fund seeks to maintain a stable share price of $10, the prices of its portfolio investments typically vary with interest rate movements. A national credit crisis or the insolvency of an issuer of an instrument held by the Fund could precipitate sufficient price declines to cause the Fund to fail to maintain its stable price per share.

      Illiquidity -- If a significant portion of the Fund's assets are or become illiquid, the Fund may be unable to: (1) calculate its net asset value (i.e., price) per share; (2) maintain a stable net asset value of $10 per share; or (3) manage its portfolio effectively. Assets are illiquid when they are not readily marketable at their approximate value within seven days. Securities which are not registered under the Securities Act of 1933 (the "1933 Act") are also generally considered to be illiquid. However, unregistered Section 4(2) paper, which may be resold to qualified institutional buyers under 1933 Act Rule 144A, may be treated by the Fund as liquid and purchased without regard to its 10% illiquidity limit, unless GISC determines that under guidelines adopted by the Board of Directors any such paper is illiquid. See the Statement of Additional Information to learn more about the Fund's illiquidity limit. Because it is impossible to predict with assurance exactly how the market for Section 4(2) paper sold and offered under Rule 144A will develop, GISC, pursuant to the guidelines adopted by the Fund's Board of Directors, will carefully monitor the Fund's investments in these securities, focusing on valuation, liquidity and availability of information, among other things.

      International Investing -- Foreign securities (i.e., Euro CDs and Yankee
CDs) may be affected by political, social and economic developments abroad. Foreign companies and foreign financial institutions may not be subject to accounting standards or governmental supervision comparable to their U.S. counterparts, and there may be less public information about their operations. Foreign markets may be less liquid or more volatile than U.S. markets and may offer less protection to investors. Foreign countries may impose withholding taxes on interest income from investments in securities issued there, or may enact confiscatory taxation provisions targeted to certain investors. The time period for settling transactions in foreign securities may be longer than the time period permitted for the settlement of domestic securities transactions. In addition, as described in the Statement of Additional Information, the market prices for foreign securities are not determined at the same time of day as the net asset value for the Fund's shares. It may be difficult to obtain and enforce judgments against foreign entities, and the expenses of litigation are likely to exceed those which would be incurred in the United States.

      U.S. Government Securities -- U.S. Treasury bills, notes and bonds are backed by the full faith and credit of the U.S. government. Some securities issued by U.S. government agencies or instrumentalities are supported only by the credit of the agency or instrumentality, while others have an additional line of credit with the U.S. Treasury. To the extent the Fund invests in U.S. government securities that are not backed by the full faith and credit of the U.S. Treasury, such investments may involve a greater risk of loss of principal and interest since the Fund must look principally or solely to the issuing or guaranteeing agency or instrumentality for repayment.

      Repurchase Agreements -- When the Fund enters into a repurchase agreement transaction, it purchases a debt security and obtains a simultaneous commitment from the seller (i.e., a bank or securities dealer) to repurchase the debt security at an agreed time and price, reflecting a market rate of interest. Repurchase agreements are fully collateralized (including the interest earned thereon) by U.S. government securities, bank obligations, cash or cash equivalents, and are marked-to-market daily during their respective terms. If the seller of a repurchase agreement becomes bankrupt or defaults in another way, the Fund could experience both delays in liquidating the underlying securities and losses, including: declines in the collateral's value while the Fund seeks to enforce its rights thereto; reduced levels of income and lack of access to income; and expenses of enforcing its rights. To attempt to minimize any risks related to the Fund's counterparties in repurchase agreement transactions, the Fund's Board of Directors periodically receives and reviews information about the creditworthiness of the banks and securities dealers which may become such counterparties. The Fund will not enter into a repurchase agreement which matures in more than seven days if, as a result, more than 10% of its net assets would be illiquid. See above.

                   FUND MANAGEMENT AND THE INVESTMENT ADVISER

      The management and affairs of the Fund are supervised by its Board of Directors. The Board meets regularly to review the Fund's investments, performance, expenses, and other business affairs. The Board elects the Fund's officers. The Board has nine members. Five Directors are not "interested persons" of the Fund, as that term is defined in the 1940 Act. The names and business experience of the Directors and officers of the Fund are set forth in the Statement of Additional Information.


      GISC serves as investment adviser and provides certain administrative services and facilities necessary to conduct the ongoing business of the Fund. GISC selects, buys and sells securities for the Fund; chooses brokers and dealers to effect the transactions; and negotiates any brokerage commissions. The Fund pays GISC an investment management fee for these services at an annual rate of 0.50% of its average daily net assets. All payments are due on a quarterly basis. For the year ended December 31, 1997, the sum of the advisory fee and the Fund's other operating expenses was 0.54%.

      GISC is located at 201 Park Avenue South, New York, New York 10003. GISC is wholly owned by

GIAC, which is, in turn, wholly owned by The Guardian Life Insurance Company of America ("Guardian Life"), a mutual life insurance company organized in the State of New York in 1860. GISC is the investment adviser to eight of the ten series funds comprising The Park Avenue Portfolio, The Guardian Stock Fund, Inc., The Guardian Bond Fund, Inc., and The Guardian Small Cap Stock Fund, all of which are open-end management investment companies or series thereof. GISC is the manager of another open-end management investment company and is also the principal underwriter and distributor of The Park Avenue Portfolio and of variable annuities and variable life insurance policies issued by GIAC. See the Statement of Additional Information.

      Like other mutual funds, financial and business organizations around the world, the Fund could be adversely affected if the computer systems used by the Fund internally, the systems of the Fund's service providers, and related computer systems do not properly process and calculate date-related information and data beginning on January 1, 2000. Many computer systems today cannot distinguish the year 2000 from the year 1900 because of the way dates were encoded and calculated in these systems. GISC and the Fund's other service providers have each been actively working to change their systems, if necessary, to deal with this problem, and each expects that their respective systems will be adapted before January 1, 2000. However, there can be no assurance that these preparations will be successful.


                                      YIELD

      The Fund may from time to time include information about its yield in advertisements, sales literature or other materials furnished to existing or prospective owners of GIAC's variable contracts. "Current yield" is a measure of the net investment income earned on a hypothetical investment over a specified base period of seven days. "Effective yield" assumes that the net income earned during a base period will be earned and reinvested for a year. The effective yield will be slightly higher than the current yield due to the compounding effect created by assuming reinvestment of the Fund's net income. Yield, whether current or effective, is expressed as a percentage of the value of a share at the beginning of the base period. Yields are annualized, which means that they assume that the Fund will generate the same level of net investment income over a one-year period. However, the Fund's yield will actually fluctuate daily.

      Yield quotations furnished to GIAC's existing or prospective variable contract owners through advertisements will include the effect of all charges deducted under the terms of the specified contract to the extent required by applicable law. Showing the effect of such charges on the Fund's current or effective yields will reduce those yields. The Fund's current yield may be obtained by calling 1-800-221-3253.

                         CALCULATION OF NET ASSET VALUE

      The Fund's net asset value per share ("NAV") is determined as of the earlier of the close of trading on the New York Stock Exchange or 4:00 p.m., Eastern time, on each day on which the New York Stock Exchange is open for business. NAV is calculated by subtracting the Fund's liabilities, including expenses which are accrued daily, from its total assets, dividing the result by the number of shares outstanding, and adjusting the result to the nearest full cent per share.

    The Fund's portfolio securities are valued based upon their amortized cost, which does not take into account unrealized gains or losses.When valuing an instrument at its amortized cost, its acquisition cost is adjusted for amortization of any discount or premium at a constant daily rate to maturity. This method provides certainty in valuation, but may also result in valuations of portfolio securities which are higher or lower than the price which the Fund may receive upon immediate sale.

      The Fund complies with Rule 2a-7 under the 1940 Act. Accordingly, the Fund maintains a dollar-weighted average portfolio maturity of 90 days or less; purchases U.S. dollar-denominated instruments having remaining maturities of thirteen months or less; and invests only in securities which are determined to present minimal credit risk and which are eligible for investment under the Rule. See "Investment Objective and Policies."

      Under guidelines adopted by the Fund's Board of Directors to manage the Fund's portfolio, GISC periodically reviews the relationship between the amortized cost value per share and NAV based upon available indicators of market value. If market value cannot be established for these reviews, assets are valued at fair value as determined in good faith by or under the direction of the Fund's Board of Directors. The reviews are conducted at such intervals as are deemed reasonable in light of current market conditions. GISC reports the results of its reviews to the Fund's Board of Directors.

      If the Fund's market value NAV deviates from $10.00 per share based on amortized cost by more than 1/2 of 1%, the Board will promptly consider whether any action should be taken. To the extent that it is reasonably practicable, action will also be taken to reduce any material dilution or other unfair results which might arise from differences between the Fund's NAV based upon market values and its NAV based upon amortized cost. Such action may include redemption in kind, selling portfolio instruments prior to maturity, withholding or paying dividends or distributions, or using a market value NAV.

      The Board will also take such action as it deems appropriate if: (1) an NRSRO downgrades the rating assigned to a Second Tier security held by the Fund;
(2) there is a default relating to a portfolio security; or (3) a security held by the Fund becomes ineligible for investment under Rule 2a-7 or is determined to present greater than minimal credit risks. If securities comprising at least 1/2 of 1% of the Fund's total assets default in a material way that is related to the issuer's financial condition, the SEC will be notified and advised of the actions to be taken in response to the situation.

                        PURCHASE AND REDEMPTION OF SHARES

      Fund shares are continuously offered to GIAC's separate accounts at the then current NAV. GIAC then offers to its contractowners units in its separate accounts which directly correspond to shares in the Fund. GIAC submits purchase and redemption orders to the Fund based on allocation instructions for premium payments, transfer instructions, or surrender and withdrawal requests which are furnished to GIAC by such contractowners. Contractowners can send such instructions and requests to GIAC at P.O. Box 26210, Lehigh Valley, PA 18002 by first class mail or 3900 Burgess Place, Bethlehem, PA 18017 by overnight or express mail. Payment for redeemed shares will ordinarily be made within three
(3) business days after the Fund receives a redemption order from GIAC. The redemption price will be the NAV next determined after GIAC receives the contractowner's instructions or request in proper form. The Fund may suspend the right of redemption or postpone the date of payment during any period when trading on the New York Stock Exchange is restricted, or such Exchange is closed for other than weekends and holidays; when an emergency makes it not reasonably practicable for the Fund to dispose of assets or calculate its NAV; or as permitted by the SEC.

      The accompanying prospectus for a GIAC variable annuity or variable life insurance policy describes the allocation, transfer and withdrawal provisions of such annuity or policy.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

      The Fund intends to remain qualified as a regulated investment company under the Internal Revenue Code of 1986, as amended ("Code"), so that it will not be subject to federal income tax on net investment income and net capital gains that are distributed to GIAC's separate accounts. GIAC reinvests all such distributions in additional shares of the Fund at NAV. Contractowners who own units in a separate account which correspond to shares in the Fund will be notified when distributions are made.

      The Fund typically declares dividends from net investment income and net realized gains daily. Earnings for weekends and holidays are declared as a dividend on the next business day. Although the

Fund's NAV is expected to remain stable at $10.00, daily dividends can vary in amount, and there may be days when there is no dividend. If net losses on any given day exceed interest income, less expenses, the NAV for that day might decline.

      The Code and its related Treasury Department regulations require mutual funds that are offered through insurance company separate accounts to meet certain diversification requirements to preserve the tax-deferral benefits provided by the variable contracts which are offered in connection with such separate accounts. GISC intends to diversify the Fund's investments in accordance with those requirements. The prospectuses for GIAC's variable annuities and variable life insurance policies describe the federal income tax treatment of distributions from such contracts.

      The foregoing is only a summary of important federal tax law provisions that can affect the Fund. Other federal, state, or local tax law provisions may also affect the Fund and its operations. Anyone who is considering allocating, transferring or withdrawing monies held under a GIAC variable contract to or from the Fund should consult a qualified tax adviser.

                                OTHER INFORMATION

      Voting Rights. Through its separate accounts, GIAC is the Fund's sole shareholder of record, so, under the 1940 Act, GIAC is deemed to be in control of the Fund. Nevertheless, when a shareholders' meeting occurs, GIAC solicits and accepts voting instructions from its contractowners who have allocated or transferred monies for an investment in the Fund as of the record date for the meeting. GIAC then votes the Fund's shares that are attributable to its contractowners'interests in the Fund in accordance with their instructions. GIAC will vote shares for which no instructions are received in the same proportion as it votes shares for which it does receive instructions. GIAC will vote any shares that it is entitled to vote directly due to amounts it has contributed or accumulated in its separate accounts in the manner described in the prospectuses for its variable annuities and variable life insurance policies.

      Each share of the Fund is entitled to one vote, and fractional shares are entitled to fractional votes. Fund shares have non-cumulative voting rights, so the vote of more than 50% of the shares can elect 100% of the directors.

      The Fund is not required to hold annual shareholder meetings, but special meetings may be called to elect or remove directors, change fundamental policies or approve an investment advisory agreement, among other things.

      Availability of the Fund. The Fund is only available to owners of variable annuities or variable life insurance policies issued by GIAC through its separate accounts. The Fund does not currently foresee any disadvantages to the contractowners arising from offering its shares to variable annuity and variable life insurance policy separate accounts simultaneously, and its Board monitors events for the existence of any material irreconcilable conflict between or among contractowners. If a material irreconcilable conflict arises, one or more separate accounts may withdraw their investments in the Fund. This could possibly force the Fund to sell portfolio securities at disadvantageous prices. GIAC will bear the expenses of establishing separate portfolios for variable annuity and variable life insurance separate accounts if such action becomes necessary; however, ongoing expenses that are ultimately borne by contractowners will likely increase due to the loss of the economies of scale benefits that can be provided to mutual funds with substantial assets.

      Custodian, Transfer Agent and Dividend Paying Agent. State Street Bank and Trust Company, Custody Division, 1776 Heritage Drive, North Quincy, Massachusetts 02171, is the Fund's custodian, transfer agent and dividend paying agent.

                          THE GUARDIAN CASH FUND, INC.
                 201 Park Avenue South, New York, New York 10003

          ------------------------------------------------------------
                       STATEMENT OF ADDITIONAL INFORMATION


                                   May 1, 1998
          ------------------------------------------------------------

      This Statement of Additional Information is not a prospectus, but should be read in conjunction with the Prospectus of The Guardian Cash Fund, Inc. (the "Fund") dated May 1, 1998. A free copy of the Prospectus may be obtained by writing to Guardian Investor Services Corporation(R), 201 Park Avenue South, New York, New York 10003 or by telephoning 1-800-221-3253. Please retain this document for future reference.


                                TABLE OF CONTENTS

                                                               Page
                                                               ----


Investment Restrictions.....................................     2
Yield Calculations..........................................     3
Portfolio Transactions and Brokerage........................     3
Fund Management.............................................     4
Guardian Life and Other Fund Affiliates.....................    10
Investment Adviser..........................................    10
Custodian and Transfer Agent................................    10
Legal Opinions..............................................    11
Independent Auditors and Financial Statements...............    11
Appendix....................................................    11

                             INVESTMENT RESTRICTIONS

      The Fund has adopted the following investment restrictions which cannot be changed without the approval of the holders of a majority of the outstanding shares of the Fund. As defined by the Investment Company Act of 1940, as amended (the "1940 Act"), the vote of a majority of the outstanding voting securities of the Fund means the lesser of the vote of (a) 67 percent of the shares of the Fund at a meeting where more than 50 percent of the outstanding voting shares are present in person or by proxy, or (b) more than 50 percent of the outstanding voting shares of the Fund. All percentage restrictions on investments apply when an investment is made. A later increase or decrease beyond a specified limit that results from a change in value or net assets shall not constitute a violation of the applicable restriction. The following investment restrictions provide that the Fund may not:

      1. Purchase any security other than those discussed under "Investment Objective and Policies," as set forth in the Prospectus;

      2. Borrow money, except from banks for temporary or emergency purposes or to meet redemption requests which might otherwise require the untimely disposition of securities (not for leveraging), provided that borrowing in the aggregate may not exceed 10% of the value of the Fund's total assets; or mortgage, pledge or hypothecate any assets except in connection with any such borrowing and in amounts not in excess of 10% of the value of the Fund's total assets at the time of such borrowing;

      3. Make loans to others, except through the purchase of debt obligations and repurchase agreements in which the Fund may invest, consistent with its investment objective and policies, provided that repurchase agreements maturing in more than seven days, when taken together and at current value, may not exceed 10% of the Fund's net assets;

      4. Purchase the securities of any issuer other than obligations of the U.S. Government or its agencies or instrumentalities if, immediately after such purchase, more than 5% of the Fund's total assets, taken at market value, would be invested in such securities;

      5. Purchase any securities, other than obligations of the U.S. Government or its agencies or instrumentalities, if, immediately after such purchase, more than 10% of the outstanding securities of one issuer would be owned by the Fund;

      6. Purchase any securities, other than obligations of domestic banks or of the U.S. Government, or its agencies or instrumentalities, if, immediately after such purchase, more than 25% of the value of the Fund's total assets would be invested in the securities of issuers in the same industry (there is no limitation as to investments in domestic bank obligations or in obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities);


      7. Purchase or retain the securities of any issuer if any officer or director of the Fund or of the Adviser owns beneficially more than 1/2 of 1% of the securities of such issuer and all of the officers and directors of the Fund and the Adviser together own more than 5% of the securities of such issuer;


      8. Purchase or sell real estate; however, the Fund may purchase marketable securities issued by companies which invest in real estate or interests therein;

      9. Purchase securities on margin or sell short;

      10. Purchase or sell commodities or commodity futures contracts, or oil, gas or mineral exploration or development programs;

      11. Underwrite securities of other issuers;

      12. Purchase warrants, or write, purchase or sell puts, calls, straddles, spreads or combinations thereof;

      13. Participate on a joint or joint-and-several basis in any securities trading account;

      14. Purchase the securities of any other investment company;

      15. Purchase securities of any issuer for the purpose of exercising control or management; and

      16. Issue any senior securities (except for borrowing subject to the restrictions set forth under Investment Restriction 2, above).

                               YIELD CALCULATIONS

      In its advertising and sales literature, the Fund may provide current yield and effective yield quotations which are based upon changes in account value during a specified seven-day base period.

      Current yield quotations annualize (on a 365-day basis) the "base period return." The "base period return" is computed by determining the net change, exclusive of capital changes, in the value of one Fund share and dividing that amount by the value of one Fund share at the beginning of the base period. Effective yield is computed by compounding the "base period return." Current and effective yields are affected by market conditions, portfolio quality, portfolio maturity, type of instruments held and operating expenses.


      The Fund's current and effective yields for the seven-day periods ended December 31, 1997 appear below. The Prospectus and this Statement of Additional Information may be in use for a full year and it can be expected that the Fund's current and effective yields will fluctuate substantially from the yields shown below.



      Net change in account value (seven-day period ended December 31, 1997):
          Ending account value..........................................................     $10.01005
          Less -- beginning account value...............................................      10.00
      Net change in account value.......................................................        .01005
      Base period return = ($.01005 / $10.00000).......................................         .001005
      Current yield (annualized) = ((.001005 / 7) x 365)...............................        0.0524, or 5.24%
      Effective yield (annualized) = (1 + (.001005 / 7))365 - 1.........................       0.0538, or 5.38%


      The Fund's advertisements and sales literature may refer to comparative performance information, including data from independent mutual fund services, such as Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Morningstar, Variable Annuity Research & Data Service, and others. In addition, the Fund may refer to information from industry financial and general interest publications in its promotional materials, such as Business Week, Financial World, Forbes and Money. The Fund may also discuss types and characteristics of certain securities; features of its portfolio; financial markets; or historical, current or prospective economic trends. Topics of general interest, such as personal financial planning, may also be discussed.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

      Guardian Investor Services Corporation ("GISC") currently serves as investment adviser to several other Guardian-sponsored mutual funds and may act as investment adviser to others in the future. GISC allocates purchase and sale transactions among the Fund and its other mutual fund clients as it deems equitable. GISC is also registered with the SEC and the National Association of Securities Dealers, Inc. as a broker-dealer. GISC has no formula for the distribution of brokerage business when it places orders to buy and sell approved investments. For over-the-counter transactions, GISC will attempt to deal with a primary market maker unless better prices and execution are available elsewhere. In allocating portfolio transactions to different brokers, GISC gives consideration to brokers whom it believes can obtain the best price and execution of orders, and to brokers who furnish statistical data, research and other factual information. GISC is authorized to pay a commission in excess of that which another broker may charge for effecting the same transaction if GISC considers that the commissions it pays for brokerage, research services and other statistical data are appropriate and reasonable for the services rendered. The research services and statistical data which GISC receives in connection with the Fund's portfolio transactions may be used by GISC to benefit its other clients and will not necessarily be used in connection with the Fund.


      Since it is expected that most purchases made by the Fund will be principal transactions at net prices, the Fund will incur little or no brokerage costs. The Fund paid no brokerage commissions during the fiscal years ended December 31, 1995, 1996 and 1997. Purchases of portfolio securities from underwriters will include a commission or concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and asked prices.


      The portfolio turnover rate for the Fund is not meaningful since, by its nature, a money market mutual fund consisting of short-term instruments turns its portfolio over several times during the course of the year.

                                 FUND MANAGEMENT


      The directors and officers of the Fund are named below. Information about their principal occupations during the past five years and certain other current affiliations is also provided. The business address of each director and officer is 201 Park Avenue South, New York, New York 10003 unless otherwise noted. The "Guardian Fund Complex" referred to in this biographical information is comprised of (1) the Fund, (2) The Guardian Stock Fund, Inc., (3) The Guardian Bond Fund, Inc., (4) The Park Avenue Portfolio (a series trust that issues its shares in ten series) and (5) GIAC Funds, Inc. (formerly known as GBG Funds, Inc.) (a series fund that issues its shares in three series).


      The Fund pays Directors who are not interested persons directors' fees of $350 per meeting and an annual retainer of $500. Directors who are interested persons, except Mr. Sargent, receive the same fees, but they are paid by GISC. Mr. Sargent receives no compensation for his services as a Fund Director. All officers of the Fund are employees of Guardian Life; they receive no compensation from the Fund.


      Each Fund Director is also a director of The Guardian Stock Fund, Inc. The Guardian Bond Fund, Inc. and GIAC Funds, Inc., a series fund consisting of Baillie Gifford International Fund, Baillie Gifford Emerging Markets Fund and The Guardian Small Cap Stock Fund, and a trustee of The Park Avenue Portfolio, a series trust consisting of The Guardian Park Avenue Fund, The Guardian Park Avenue Small Cap Fund, The Guardian Park Avenue Tax-Efficient Fund, The Guardian Cash Management Fund, The Guardian Investment Quality Bond Fund, The Guardian High Yield Bond Fund, The Guardian Tax-Exempt Fund, The Guardian Baillie Gifford International Fund, The Baillie Gifford Emerging Markets Fund and The Guardian Asset Allocation Fund. The Fund and the other Funds named in this paragraph are a "Fund Complex" for purposes of the federal securities laws. The following table provides information about the compensation paid by the Fund and the Fund Complex to the Fund's Directors for the year ended December 31, 1997. The Fund's officers and directors had an aggregate interest of less than 1% in the Fund's outstanding shares as of April 1, 1998.

                               Compensation Table*

                                                                                            Total Compensation
                                                                                               From The Fund
                            Aggregate           Accrued Pension or       Estimated Annual    And Other Members
                           Compensation         Retirement Benefits          Benefits             Of The
Name and Title            From the Fund**        Paid by the Fund         Upon Retirement     Fund Complex**
-------------            -----------------       ----------------        ----------------     ---------------

Frank J. Fabozzi
  Director                   $2,500                     N/A                    N/A                 $42,677

William W. Hewitt, Jr.
  Director                    2,500                     N/A                    N/A                  42,677

Sidney I. Lirtzman
  Director                    2,500                     N/A                    N/A                  42,677

Carl W. Schafer
  Director                    2,500                     N/A                    N/A                  42,677

Robert G. Smith
  Director                    2,500                     N/A                    N/A                  42,677


* Directors who are "interested persons" of the Fund are not compensated by the Fund, so information about their compensation is not included in this table.

** Includes compensation paid to attend meetings of the Board's Audit Committee.


      Set forth below is information about the officers and Directors of the Fund, including their principal business affiliations for the past five years.


Name and Address                 Title              Business History
----------------                 -----              --------------





JOHN C. ANGLE* (75)              Director           Retired. Former Chairman of the Board and Chief Executive Officer, The Guardian
3800 South 42nd Street                              Life Insurance Company of America; Director 1/78-present. Director (Trustee) of
Lincoln, Nebraska 68506                             The Guardian Insurance & Annuity Company, Inc., Guardian Investor Services
                                                    Corporation from 6/82-2/96. Director (Trustee) of various mutual funds within the Guardian Fund Complex.


----------
* Director who is deemed to be an "interested person," under the 1940 Act.

Name and Address                 Title              Business History
----------------                 -----              --------------



JOSEPH A. CARUSO (46)            Secretary          Vice President and Corporate Secretary, The Guardian Life Insurance
                                                    Company of America 3/96-present; Second Vice President and Corporate Secretary
                                                    1/95-2/96; Corporate Secretary prior thereto; Vice President and Secretary,
                                                    Guardian Investor Services Corporation and The Guardian Insurance & Annuity
                                                    Company, Inc. Secretary, Guardian Asset Management Corporation, Park Avenue Life
                                                    Insurance Company, Guardian Baillie Gifford Limited and various mutual funds within the Guardian Fund Complex.

FRANK J. FABOZZI, Ph.D. (49)     Director           Adjunct Professor of Finance, School of Management -- Yale University
858 Tower View Circle                               2/94-present; Visiting Professor of Finance and Accounting, Sloan School of
New Hope, Pennsylvania 18938                        Management -- Massachusetts Institute of Technology prior thereto. Editor,
                                                    Journal of Portfolio Management. Director (Trustee) of various mutual funds within the Guardian Fund Complex. Director (Trustee) of various closed-end investment companies sponsored by Blackstone Financial Management.

ARTHUR V. FERRARA* (67)          Director           Retired. Chairman of the Board and Chief Executive Officer, The Guardian Life
                                                    Insurance Company of America 1/93-12/95; President and Chief Executive Officer
                                                    prior thereto; Director 1/81-present. Director (Trustee) of The Guardian
                                                    Insurance & Annuity Company, Inc., Guardian Asset Management Corporation,
                                                    Guardian Investor Services Corporation and various mutual funds within the
                                                    Guardian Fund Complex.


LEO R. FUTIA* (78)               Director           Retired. Former Chairman of the Board and Chief Executive Officer, The Guardian
18 Interlaken Road                                  Life Insurance Company of America; Director 5/70-present. Director (Trustee) of
Greenwich, Connecticut 06830                        The Guardian Insurance & Annuity Company, Inc., Guardian Investor Services
                                                    Corporation, and five mutual funds within the Guardian Fund Complex. Director
                                                    (Trustee) of various mutual funds sponsored by Value Line, Inc.


----------
* Director who is deemed to be an "interested person," under the 1940 Act.

Name and Address                 Title              Business History
----------------                 -----              --------------

ALEXANDER M. GRANT, JR. (47)     Treasurer          Second Vice President, Investments, The Guardian Life Insurance Company of
                                                    America 1/97-present; Assistant Vice President, Investments 9/93-12/96;
                                                    Investment Officer prior thereto. Officer of various mutual funds within the
                                                    Guardian Fund Complex.

WILLIAM W. HEWITT, JR. (68)      Director           Retired. Former Executive Vice President, Shearson Lehman Brothers, Inc.
P.O. Box 2359                                       Director (Trustee) of five mutual funds within the Guardian Complex. Director
Princeton, New Jersey 08543                         (Trustee) of various mutual funds sponsored by Mitchell Hutchins Asset
                                                    Management, Inc. and PaineWebber, Inc.


THOMAS R. HICKEY, JR. (45)       Vice President     Vice President, Equity Operations, The Guardian Life Insurance Company of
                                                    America. Vice President, Administration, The Guardian Insurance & Annuity
                                                    Company, Inc. Senior Vice President, Guardian Investor Services Corporation.
                                                    Officer of various mutual funds within the Guardian Fund Complex.

FRANK J. JONES, Ph.D. (59)       President          Executive Vice President and Chief Investment Officer, The Guardian Life
                                                    Insurance Company of America 1/94-present; Senior Vice President and Chief
                                                    Investment Officer prior thereto; Senior Vice President and Chief Investment
                                                    Officer and Director, The Guardian Insurance & Annuity Company, Inc. Director,
                                                    Guardian Investor Services Corporation and Guardian Baillie Gifford Limited.
                                                    President and Director, Guardian Asset Management Corporation. Officer of
                                                    various mutual funds within the Guardian Fund Complex.

ANN T. KEARNEY (46)              Controller         Second Vice President, Group Pensions, The Guardian Life Insurance of America
                                                    1/95 to present; Assistant Vice President and Equity Controller 6/94-12/94;
                                                    Assistant Controller prior thereto. Second Vice President of The Guardian
                                                    Insurance & Annuity Company, Inc. and Guardian Investor Services Corporation.
                                                    Controller of various mutual funds within the Guardian Fund Complex.


Name and Address                 Title              Business History
----------------                 -----              --------------



SIDNEY I. LIRTZMAN, Ph.D. (66)   Director           Professor of Management 9/67-present and Acting Dean of the School of Business
38 West 26th Street                                 Management 2/95-present City University of New York -- Baruch College.
New York, New York 10010                            President, Fairfield Consulting Associates, Inc. Director (Trustee) of various mutual funds within the Guardian Fund Complex.


FRANK L. PEPE (55)               Vice President     Vice President and Equity Controller, The Guardian Life Insurance Company of
                                                    America 1/96 to present. Second Vice President and Equity Controller prior thereto. Vice President and Controller, The Guardian Insurance & Annuity
                                                    Company, Inc. and Guardian Investor Services Corporation Controller, Guardiian
                                                    Asset Management Corporation. Officer of various mutual funds within the
                                                    Guardian Fund Complex.


RICHARD T. POTTER, JR. (43)      Counsel            Vice President and Equity Counsel, The Guardian Life Insurance Company of
                                                    America 1/96-present. Second Vice President and Equity Counsel prior thereto. Counsel, The Guardian Insurance & Annuity Company, Inc.,
                                                    Guardian Investor Services Corporation, Guardian Asset Management Corporation
                                                    and various mutual funds within the Guardian Fund Complex.

JOSEPH D. SARGENT* (60)          Director           President, Chief Executive Officer and Director, The Guardian Life Insurance
                                                    Company of America, since 1/96; President and Director prior thereto. Director,
                                                    President and Chief Executive Officer of The Guardian Insurance & Annuity
                                                    Company, Inc., Guardian Asset Management Corporation and Park Avenue Life
                                                    Insurance Company. Director (Trustee) of Guardian Investor Services Corporation
                                                    and various mutual funds within the Guardian Fund Complex.


----------
* Director who is deemed to be an "interested person," under the 1940 Act.

Name and Address                 Title              Business History
----------------                 -----              --------------



CARL W. SCHAFER (62)             Director           President, Atlantic Foundation (charitable foundation supporting mainly
P.O Box 1164                                        oceanographic exploration and research). Director of Roadway Express (trucking),
Princeton, New Jersey 08542                         Evans Systems, Inc. (a motor fuels, convenience store and diversified company),
                                                    Hidden Lake Gold Mines Ltd. (gold mining), Electronic Clearing House, Inc.
                                                    (financial transactions processing), Wainoco Oil Corporation and Nutraceutrix
                                                    Inc. (biotechnology). Chairman of the Investment Advisory Committee of the
                                                    Howard Hughes Medical Institute 1985-1992. Director (Trustee) of various mutual funds within the Guardian Fund Complex. Director (Trustee) of various mutual funds sponsored by Mitchell Hutchins Asset Management, Inc. and PaineWebber,
                                                    Inc.

ROBERT G. SMITH, Ph.D. (65)      Director           President, Smith Affiliated Capital Corp. Director (Trustee) of various mutual
132 East 72nd Street                                funds within the Guardian Fund Complex.
New York, New York 10028

THOMAS G. SORRELL (43)          Vice President      Vice President, The Guardian Life Insurance Company of America 7/94-present;
                                                    Director of Fixed Income, White River Corporation, 12/93-7/94. Director of Fixed
                                                    Income, Fund American Enterprises prior thereto. Vice President, Guardian Asset
                                                    Management Corporation, and various mutual funds within the Guardian Fund complex.


                     GUARDIAN LIFE AND OTHER FUND AFFILIATES


     As of April 1, 1998, The Guardian Insurance & Annuity Company, Inc. ("GIAC") owned 100% of the Fund's outstanding shares. Such shares were allocated among separate accounts established by GIAC. GIAC is a wholly owned subsidiary of Guardian Life. The executive offices of GIAC and Guardian Life are located at 201 Park Avenue South, New York, New York 10003.

                               INVESTMENT ADVISER

      Under the investment advisory agreement between the Fund and GISC, GISC furnishes investment advice and provides or pays for certain of the Fund's administrative costs. Among other things, GISC pays the fees and expenses of the Fund Directors who are interested persons under the 1940 Act. Under the investment advisory agreement, GISC has also agreed to assume those operating expenses of the Fund (excluding interest charges and income, franchise and other taxes) which exceed one percent (1%) of the Fund's average daily net assets for any fiscal year. For the year ended December 31, 1997, the ratio of operating expenses to average daily net assets of the Fund did not exceed 1%, so GISC was not obligated to assume any such expenses. From time to time, GISC may, at its discretion, assume certain of the Fund's ordinary operating expenses when they are less than 1% of average daily net assets.

      For the years ended December 31, 1995, 1996 and 1997, the Fund paid GISC $1,833,520, $1,889,236, and $1,955,040 respectively, under the investment advisory agreement.


      The investment advisory agreement between the Fund and GISC will continue in full force and effect from year to year so long as its continuance is specifically approved at least annually by vote of a majority of the Fund's outstanding voting shares, or by vote of the Fund's Board of Directors, including a majority of the Directors who are not parties to the agreement or "interested persons" of the Fund or of GISC, cast in person at a meeting called for that purpose. The agreement will terminate automatically upon its assignment, and may be terminated without penalty at any time by either party upon 60 days' written notice.

      If the investment advisory agreement is terminated and it is not replaced by an agreement with another affiliate of Guardian Life, the Fund's continued use of the name "The Guardian Cash Fund, Inc." is subject to the approval of Guardian Life, because Guardian Life maintains the exclusive ownership interest of the service mark "The Guardian Cash Fund, Inc."

      A service agreement between GISC and Guardian Life provides that Guardian Life will furnish the office space, clerical staff, services and facilities which GISC needs to perform under the investment advisory agreement. GISC's officers are salaried employees of Guardian Life; they receive no compensation from GISC. GISC reimburses Guardian Life for its expenses under the service agreement.

                          CUSTODIAN AND TRANSFER AGENT

      State Street Bank and Trust Company ("State Street Bank"), Custody Division, 1776 Heritage Drive, North Quincy, Massachusetts 02171, is the custodian of the Fund's assets. Portfolio securities purchased for the Fund outside of the U.S. are cleared through foreign depositories and are maintained in the custody of foreign banks and trust companies which are members of State Street Bank's Global Custody Network. State Street Bank and each of the foreign custodial institutions holding portfolio securities of the Fund have been approved by the Board in accordance with regulations under the 1940 Act.

      To the extent required by the SEC the Board will review at least annually whether it is in the best interest of the Fund and its shareholders to maintain Fund assets in each foreign custodial institution.

However there can be no assurance that the Fund will not be adversely affected by any non-investment risks associated with holding assets abroad. Such risks may be greater than those associated with holding assets in the U.S.

      State Street Bank is also the Fund's transfer agent and dividend paying agent. As such, State Street Bank issues and redeems shares of the Fund and distributes dividends to the GIAC separate accounts which invest in the Fund's shares on behalf of GIAC's variable contract owners.

      State Street Bank plays no part in formulating the investment policies of the Fund or in determining which portfolio securities are to be purchased or sold by the Fund.

                                 LEGAL OPINIONS


      The legality of the Fund shares described in the Prospectus has been passed upon by Richard T. Potter, Jr., Esq., Vice President and Equity Counsel, The Guardian Life Insurance Company of America, who is also Counsel of the Fund. Federal securities law matters relating to the Fund have been passed upon by the law firm of Vedder, Price, Kaufman & Kammholz of Chicago, Illinois.


                  INDEPENDENT AUDITORS AND FINANCIAL STATEMENTS


      The independent auditors of the Fund are Ernst & Young LLP, 787 Seventh Avenue, New York, New York 10019. Ernst & Young LLP audited and reported on the financial statements of the Fund which appear in the Fund's Annual Report to Shareholders for the year ended December 31, 1997. That Annual Report is incorporated by reference in this Statement of Additional Information.


                                    APPENDIX

DESCRIPTION OF SHORT-TERM INSTRUMENTS

      U.S. Government Agency and Instrumentality Securities: U.S. government agency securities are debt obligations issued by agencies or authorities controlled by and acting as instrumentalities of the U.S. government established under authority granted by Congress. U.S. government agency obligations include, but are not limited to, those issued by the Bank for Co-operatives, Federal Home Loan Banks, Federal Intermediate Credit Banks, and the Federal National Mortgage Association. U.S. government instrumentality obligations include, but are not limited to, those issued by the Export-Import Bank and Farmers Home Administration. Some obligations issued or guaranteed by U.S. government agencies and instrumentalities are supported by the full faith and credit of the U.S. Treasury; others, by the right of the issuer to borrow from the Treasury; others, by discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality; and others, only by the credit of the agency or instrumentality. No assurance can be given that the U.S. government will provide financial support to such U.S. government sponsored agencies or instrumentalities in the future, since it is not obligated to do so by law. The Fund will invest in such securities only when the Board of Directors of the Fund is satisfied that the credit risk with respect to the issuer is minimal.

      U.S. Treasury Bills: U.S. Treasury Bills are issued with maturities of up to one year. Three month bills are currently offered by the Treasury on a 13-week cycle and are auctioned each week by the Treasury. Bills are issued in bearer form only and are sold only on a discount basis, and the difference between the purchase price and the maturity value (or the resale price if they are sold before maturity) constitutes the interest income for the investor.

      Certificates of Deposit: Certificates of deposit are negotiable receipts issued by a bank or savings and loan association in exchange for the deposit of funds. A certificate of deposit earns a specified rate of return over a definite period of time. Normally a certificate can be traded in a secondary market prior to maturity. Eurodollar certificates of deposit are U.S. dollar-denominated deposits in banks outside the U.S. Eurodollar deposits in foreign branches of U.S. banks are the legal equivalent of domestic deposits, but are not covered by FDIC insurance. Yankee certificates of deposit are U.S. dollar-denominated deposits issued and payable by U.S. branches of foreign banks.

      Commercial Paper: Commercial paper is generally defined as unsecured short-term notes issued in bearer form by large, well-known corporations and finance companies. Maturities on commercial paper range from a few days to nine months. Commercial paper is also sold on a discount basis.

      Bankers Acceptances: Bankers acceptances generally arise from short-term credit arrangements designed to enable businesses to obtain funds in order to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date.

      Repurchase Agreements: Repurchase agreements are instruments under which the Fund purchases a debt security and obtains a simultaneous commitment from the seller (a bank or broker-dealer) to repurchase the debt security at an agreed time and price. The resale price is in excess of the purchase price and reflects an agreed upon market rate unrelated to the coupon rate on the purchased security. Such transactions afford an opportunity for the Fund to invest temporarily available cash and earn are turn that is insulated from market fluctuations during the term of the agreement. Repurchase agreements are fully collateralized (including the interest earned thereon), and are marked-to-market daily during their entire terms. The risk to the Fund is limited to the risk that the seller will be unable to pay the agreed upon sum upon the delivery date. In the event of default, the Fund is entitled to sell the underlying collateral. Any loss to the Fund will be the difference between the proceeds from the sale of the collateral and the repurchase price. If bankruptcy proceedings are commenced against the seller, disposition of the collateral by the Fund may be delayed or limited. To minimize this risk, the Board of Directors will periodically evaluate the creditworthiness of broker-dealers and banks which enter into repurchase agreements with the Fund.

      Corporate Obligations: Corporate obligations include bonds and notes issued by corporations in order to finance longer term credit needs.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

MOODY'S INVESTORS SERVICE, INC.

      P-1. Issuers (or supporting institutions) rated P-1 have a superior ability for repayment of senior short-term debt obligations. P-1 repayment ability will often be evidenced by many of the following characteristics:

      leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; well-established access to a range of financial markets and assured sources of alternate liquidity.

      P-2. Issuers (or supporting institutions) rated P-2 have a strong ability for repayment of senior short-term obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

STANDARD & POOR'S RATINGS GROUP


      A-1. Issues in the A-1 category, which is the highest category, have a very strong degree of safety regarding timely payment. Those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign designation.

      A-2. Capacity for timely payment on issues rated A-2 is strong. However, the relative degree of safety is not as high as for issues designated `A-1'.

DUFF & PHELPS, INC.

      Duff 1+ Issues rated Duff 1+ have the highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or ready access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

      Duff 1 Issues rated Duff 1 have very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

      Duff 1- Issues rated Duff 1- have high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

      Duff 2 Issues rated Duff 2 have good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

FITCH INVESTORS SERVICES, INC.

      F-1+ Issues rated F-1+ have exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

      F-1 Issues rated F-1 have very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated `F-1+'.

      F-2 Issues rated F-2 have good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely payments, but the margin of safety is not as great as the `F-1+' and `F-1' ratings.

DESCRIPTION OF CORPORATE BOND RATINGS

MOODY'S INVESTORS SERVICE, INC.

      Aaa. Bonds which are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

      Aa. Bonds which are rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risk appear somewhat greater than the "Aaa" securities.

      Note: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from "Aa" through "B" in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

STANDARD & POOR'S RATINGS GROUP


      AAA. Debt rated "AAA" has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

      AA. Debt rated "AA" has a very strong capacity to pay interest and repay principal, and differs from the highest rated issues only in small degree.

      Note: Standard & Poor's ratings may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

USING THE RATINGS

      These ratings represent the opinions of each respective rating agency as to the quality of the securities that they undertake to rate. It should be emphasized that ratings are general and are not absolute standards of quality. Consequently, securities with the same maturity, interest rate and rating may have different market prices. Subsequent to its purchase by the Fund, an issue of securities may cease to be rated or its rating may be reduced. GISC will consider such an event in determining whether the Fund should continue to hold the obligation.

                          THE GUARDIAN CASH FUND, INC.

                            PART C. OTHER INFORMATION

Item 24. Financial Statements and Exhibits


(a)   Financial Statements (incorporated by reference in Part B):
      Schedule of Investments as of December 31, 1997
      Statement of Assets and Liabilities as of December 31, 1997
      Statement of Operations for the Year Ended December 31, 1997
      Statement of Changes in Net Assets for the Years Ended December 31, 1997
          and 1996
      Financial Highlights
      Notes to Financial Statements
      Report of Ernst & Young LLP, Independent Auditors


(b)   Exhibits

       Number               Description


        1      -- Articles of Incorporation
        2      -- By-Laws
        3      -- Not Applicable
        4      -- Not Applicable
        5      -- Investment Advisory Agreement
        6(a)   -- Selected Dealers Agreement(1)
        6(b)   -- Distribution Agreement(1)
        7      -- Not Applicable
        8      -- Custodian Agreement and Amendment
                    to Custodian Agreement
        9      -- Transfer Agency Agreement




        10(b)  -- Consent of Counsel
        11(a)  -- Consent of Ernst & Young LLP
        11(b)  -- Consent of Vedder, Price, Kaufman & Kammholz
        12     -- Not Applicable
        13     -- Letter from The Guardian Insurance & Annuity
                    Company, Inc. with respect to providing the initial capital for the Registrant(1)


        14     -- Not Applicable


        15     -- Not Applicable

        16(a)  -- Powers of Attorney executed by a majority of the
                    Board of Directors and certain principal officers of the Fund

        16(b) -- Power of Attorney executed by Frank J. Fabozzi, Director(2) 16(c) -- Power of Attorney executed by Joseph D. Sargent, Director(2) 16(d) -- Power of Attorney executed by Carl W. Schafer, Director(2)
        27     -- Financial Data Schedule

----------
1. Incorporated by reference to Registrant's filing (Reg. No. 2-74905) of December 29, 1981.

2. Incorporated by reference to Post-Effective Amendment No. 16 to the Registrant's registration statement on Form N-1A (Reg. No. 2-74905), filed via EDGAR on April 23, 1997.

Item 25. Persons Controlled by or Under Common Control with Registrant


    The following list sets forth the persons directly controlled by The Guardian Life Insurance Company of America ("Guardian Life") as of February 1, 1998:

                                                                                           Percentage of
                                             State of Incorporation                      Voting Securities
              Name of Entity                     or Organization                               Owned
               ------------                    ------------------                          -------------
The Guardian Insurance &                            Delaware                                   100%
 Annuity Company, Inc.
Guardian Asset Management                           Delaware                                   100%
 Corporation
Park Avenue Life Insurance                          Delaware                                   100%
 Company
Guardian Reinsurance Services                      Connecticut                                 100%
 Inc.
Physicians Health Services, Inc.                    Delaware                                    14%
Private Healthcare Systems, Inc.                    Delaware                                    14%
Managed Dental Care, Inc.                          California                                  100%
The Guardian Baillie Gifford
  International Fund                              Massachusetts                                 30%
The Guardian Baillie Gifford
  Emerging Markets Fund                           Massachusetts                                 78%
The Guardian Small Cap
  Stock Fund                                        Maryland                                    27%
The Guardian Investment Quality Bond Fund         Massachusetts                                 52%
Baillie Gifford International Fund                  Maryland                                    15%
Baillie Gifford Emerging Markets Fund               Maryland                                    23%
The Guardian Tax-Exempt Fund                      Massachusetts                                 86%
The Guardian Asset Allocation Fund                Massachusetts                                 17%
The Guardian Park Avenue Small
  Cap Fund                                        Massachusetts                                 57%

      The following list sets forth the persons directly controlled by affiliates of Guardian Life, and thereby indirectly controlled by Guardian Life, as of April 1, 1998:


                                                                                            Approximate
                                                                                       Percentage of Voting
                                                                                         Securities Owned
                                             Place of Incorporation                      by Guardian Life
              Name of Entity                    or Organization                             Affiliates
               ------------                    -------------------                        --------------

Guardian Investor Services                          New York                                   100%
 Corporation
Guardian Baillie Gifford Limited                    Scotland                                    51%
The Guardian Cash Fund, Inc.                        Maryland                                   100%
The Guardian Bond Fund, Inc.                        Maryland                                   100%
The Guardian Stock Fund, Inc.                       Maryland                                   100%
GIAC Funds, Inc.                                    Maryland                                   100%


Item 26. Number of Holders of Securities

                                         Number of Record Holders
           Title of Class                         as of April 1, 1998
           --------------                       ------------------------
           Capital Stock                                  12


Item 27. Indemnification


      Reference is made to Registrant's Articles of Incorporation which have been filed herewith as Exhibit Number 1 to the Registration Statement.

Item 28. Business and Other Connections of Investment Adviser


      Guardian Investor Services Corporation ("GISC") acts as the sole investment adviser for The Guardian Stock Fund, Inc., The Guardian Cash Fund, Inc., The Guardian Bond Fund, Inc., and six of the eight currently operating series funds comprising The Park Avenue Portfolio, namely: The Guardian Cash Management Fund, The Guardian Park Avenue Fund, The Guardian Park Avenue Small Cap Fund, The Guardian Investment Quality Bond Fund, The Guardian Tax-Exempt Fund and The Guardian Asset Allocation Fund and one of the three series funds comprising GIAC Funds, Inc. namely The Guardian Small Cap Stock Fund. GISC is also the manager of Gabelli Capital Asset Fund. GISC's principal business address is 201 Park Avenue South, New York, New York 10003. In addition, GISC is the distributor of The Park Avenue Portfolio and variable annuities and variable life insurance policies offered by The Guardian Insurance & Annuity Company, Inc. ("GIAC") through its separate accounts. These separate accounts, The Guardian/Value Line Separate Account, The Guardian Separate Account A, The Guardian Separate Account B, The Guardian Separate Account C, The Guardian Separate Account D, The Guardian Separate Account E, The Guardian Separate Account K and The Guardian Separate Account M, are all unit investment trusts registered under the Investment Company Act of 1940, as amended.


      A list of GISC's officers and directors is set forth below, indicating the business, profession, vocation or employment of a substantial nature in which each person has been engaged during the past two fiscal years for his or her own account or in the capacity of director, officer, partner, or trustee, aside from any affiliation with the Registrant. Except where otherwise noted, the principal business address of each company is 201 Park Avenue South, New York, New York 10003.

                                                     Other Substantial Business,
       Name              Position(s) with GISC    Profession, Vocation or Employment
       -----             ---------------------    ----------------------------------



Philip H. Dutter           Director               Independent Consultant (self-employed). Director: The Guardian Life Insurance
                                                  Company of America. Director: The Guardian Insurance & Annuity Company, Inc.

William C. Warren          Director               Retired.
                                                  Director: The Guardian Life Insurance Company of America. Director: The Guardian
                                                  Insurance & Annuity Company, Inc.




                                      C-3

                                                     Other Substantial Business,
       Name              Position(s) with GISC    Profession, Vocation or Employment
       -----             ---------------------    ----------------------------------

Arthur V. Ferrara          Director               Retired. Chairman of the Board and Chief Executive Officer: The Guardian Life
                                                  Insurance Company of America until 12/95. Director (Trustee) of The Guardian
                                                  Insurance & Annuity Company, Inc., Guardian Asset Management Corporation, and
                                                  various Guardian-sponsored mutual funds.


John M. Smith              President &            Executive Vice President: The Guardian Life Insurance Company of America.
                           Director               Executive Vice President and Director: The Guardian Insurance & Annuity Company,
                                                  Inc. Director: Guardian Baillie Gifford Limited* and Guardian Asset Management
                                                  Corporation. President: GIAC Funds, Inc.


Leo R. Futia               Director               Director: The Guardian Life Insurance Company of America. Director: The Guardian
                                                  Insurance & Annuity Company, Inc. Director/Trustee of various Guardian-sponsored mutual funds. Director/Trustee of various mutual funds sponsored by Value Line,
                                                  Inc.**


Ryan W. Johnson            Senior Vice President  Vice President, Equity Sales: The Guardian Life Insurance Company of
                           and National Sales     America since 3/98; Second Vice President, Equity Sales, prior thereto.
                           Director


Frank J. Jones             Director               Executive Vice President and Chief Investment Officer: The Guardian Life
                                                  Insurance Company of America. Director, Executive Vice President and Chief
                                                  Investment Officer: The Guardian Insurance & Annuity Company, Inc. Director:
                                                  Guardian Asset Management Corporation. Officer of various Guardian-sponsored mutual funds.


Edward K. Kane             Senior Vice President  Executive Vice President and Director, The Guardian Life Insurance Company of
                                                  America since 1/97. Senior Vice President and General Counsel prior thereto.
                                                  Senior Vice President, General Counsel & Director: The Guardian Insurance &
                                                  Annuity Company, Inc. Director: Guardian Asset Management Corporation.


--------------------------------------------------------------------------------
* Principal business address:1 Rutland Court, Edinburgh EH#3 8EY, Scotland.
**Principal business address:711 Third Avenue, New York, NY10017.


                                      C-4

                                                     Other Substantial Business,
       Name              Position(s) with GISC    Profession, Vocation or Employment
       -----             ---------------------    ----------------------------------

Joseph D. Sargent          Director               President and Chief Executive Officer: The Guardian Life Insurance Company of
                                                  America since 1/96; President and Director prior thereto. President, Chief
                                                  Executive Officer and Director: The Guardian Insurance & Annuity Company, Inc. and
                                                  Park Avenue Life Insurance Company. Director: Guardian Asset Management
                                                  Corporation. Director: Guardian Baillie Gifford, Ltd.*

Thomas R. Hickey, Jr.      Senior Vice President, Vice President, Equity Operations: The Guardian Life Insurance Company of
                           Operations             America. Vice President, Administration: The Guardian Insurance & Annuity
                                                  Company, Inc. Officer of various Guardian-sponsored mutual funds.





Frank L. Pepe              Vice President &       Vice President and Equity Controller, Equity Products: The Guardian Life
                           Controller             Insurance Company of America. Vice President and Controller: The Guardian
                                                  Insurance & Annuity Company, Inc. Controller: Guardian Asset Management
                                                  Corporation. Officer of various Guardian-sponsored mutual funds.

Richard T. Potter, Jr.     Counsel                Vice President and Equity Counsel: The Guardian Life Insurance Company of America.
                                                  Counsel: The Guardian Insurance & Annuity Company, Inc., Guardian Asset Management
                                                  Corporation and various Guardian-sponsored mutual funds.


Donald P. Sullivan, Jr.    Vice President         Second Vice President: The Guardian Life Insurance Company of America since
                                                  1/95; Assistant Vice President prior thereto.Vice President: The Guardian
                                                  Insurance & Annuity Company, Inc.

Kevin S. Alter             Second                 Director, Broker-Dealer Operations: The Guardian Life Insurance Company of
                           Vice President         America.


Peggy L. Coppola           Second Vice            Assistant Vice President, Equity Sales Support, The Guardian Life Insurance
                           President              Company of America. Second Vice President, The Guardian Insurance & Annuity
                                                  Company, Inc.


Ann T. Kearney             Second Vice            Second Vice President: Group Pensions: The Guardian Life Insurance Company of
                           President              America since 1/95; Assistant Vice President prior thereto. Second Vice
                                                  President: The Guardian Insurance & Annuity Company, Inc.

                                                     Other Substantial Business,
       Name              Position(s) with GISC    Profession, Vocation or Employment
       -----             ---------------------    ----------------------------------

Alexander M. Grant, Jr.    Second Vice            Second Vice President: Investments: The Guardian Life Insurance Company of
                           President              America since 1/97; Assistant Vice President, Investments, prior thereto. Officer of various Guardian-sponsored mutual funds.


Earl C. Harry              Treasurer              Treasurer: The Guardian Life Insurance Company of America since 7/96, Assistant
                                                  Treasurer prior thereto. Treasurer, The Guardian Insurance & Annuity Company.


Joseph A. Caruso           Vice President         Vice President and Secretary, The Guardian Life Insurance Company of America.
                           and Secretary          Vice President and Secretary: The Guardian Insurance & Annuity Company, Inc.
                                                  Secretary: Park Avenue Life Insurance Company, Guardian Asset Management
                                                  Corporation and various Guardian-sponsored mutual funds.


Item 29. Principal Underwriters


      (a) GISC is the principal underwriter and distributor of the ten series funds (eight of which are currently offered) comprising The Park Avenue Portfolio, namely: The Guardian Park Avenue Fund, The Guardian Park Avenue Small Cap Fund, The Guardian Park Avenue Tax-Efficient Fund, The Guardian Cash Management Fund, The Guardian Investment Quality Bond Fund, The Guardian High Yield Bond Fund, The Guardian Tax-Exempt Fund, The Guardian Baillie Gifford International Fund, The Guardian Baillie Gifford Emerging Markets Fund and The Guardian Asset Allocation Fund. In addition, GISC is the distributor of variable annuities and variable life insurance policies offered by GIAC through GIAC's separate accounts: The Guardian/Value Line Separate Account, The Guardian Separate Account A, The Guardian Separate Account B, The Guardian Separate Account C, The Guardian Separate Account D, The Guardian Separate Account E, The Guardian Separate Account K, and The Guardian Separate Account M, which are all registered as unit investment trusts under the Investment Company Act of 1940, as amended. These latter separate accounts buy and sell shares of The Guardian Stock Fund, Inc., The Guardian Bond Fund, Inc., The Guardian Cash Fund, Inc. and GIAC Funds, Inc. on behalf of GIAC's variable contractowners.

      (b) The principal business address of the officers and directors of GISC listed below is 201 Park Avenue South, New York, New York 10003.

                                          Position(s)                     Position(s)
                Name                   with Underwriter                 with Registrant
                -----                   ---------------                  -------------

         John M. Smith               President & Director                  None
         Arthur V. Ferrara           Director                              Director
         Leo R. Futia                Director                              Director
         Peter L. Hutchings          Director                              None
         Edward K. Kane              Senior Vice President                 None
         Philip H. Dutter            Director                              None
         William C. Warren           Director                              None
         Joseph D. Sargent           Director                              Chairman
         Frank J. Jones              Director                              President





         Ryan W. Johnson             Senior Vice President and             None
                                      National Sales Director
         Frank L. Pepe               Vice President & Controller           Vice President





         Thomas R. Hickey, Jr.       Senior Vice President                 Vice President
         Richard T. Potter, Jr.      Counsel                               Counsel
         Donald P. Sullivan, Jr.     Vice President                        None
         Ann T. Kearney              Second Vice President                 Controller
         Alexander M. Grant, Jr.     Second Vice President                 Treasurer
         Kevin S. Alter              Second Vice President                 None
         Donald P. Sullivan, Jr.     Second Vice President                 None
         Peggy L. Coppola            Second Vice President                 None
         Earl C. Harry               Treasurer                             None
         Joseph A. Caruso            Vice President and Secretary          Secretary


      (c) Not Applicable.

Item 30. Location of Accounts and Records

      Most of the Registrant's accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by the custodian and the transfer agent for the Registrant, the State Street Bank and Trust Company, 1776 Heritage Drive, North Quincy, Massachusetts 02171. The Registrant's corporate records are maintained by the Registrant at 201 Park Avenue South, New York, New York 10003.

Item 31. Management Services

      None.

Item 32. Undertakings

      Subject to the terms and conditions of Section 15(d) of the Securities and Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission supplementary and periodic information, documents and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that Section.

      Registrant hereby undertakes to furnish upon request and without charge, a copy of the Registrant's latest Annual Report to Shareholders to each person to whom a copy of the Registrant's prospectus is delivered.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, The Guardian Cash Fund, Inc., certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York on the 27th day of April, 1998.



                                            THE GUARDIAN CASH FUND, INC.



                                            By /s/ THOMAS R. HICKEY, JR.
                                               --------------------------------
                                                   Thomas R. Hickey, Jr.
                                                   Vice President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

/s/FRANK J. JONES*                         President
-----------------------------------        (Principal Executive Officer)
  Frank J. Jones

/s/ALEXANDER M. GRANT*                     Treasurer
-----------------------------------        (Principal Financial Officer)
  Alexander M. Grant

/s/FRANK L. PEPE*                          Controller
-----------------------------------        (Principal Accounting Officer)
  Frank L. Pepe

/s/JOHN C. ANGLE*                          Director
-----------------------------------
  John C. Angle

/s/FRANK J. FABOZZI*                       Director
-----------------------------------
  Frank J. Fabozzi

/s/ARTHUR V. FERRARA*                      Director
-----------------------------------
  Arthur V. Ferrara

/s/LEO R. FUTIA*                           Director
-----------------------------------
  Leo R. Futia

/s/WILLIAM W. HEWITT, JR.*                 Director
-----------------------------------
  William W. Hewitt, Jr.

/s/SIDNEY I. LIRTZMAN*                     Director
-----------------------------------
  Sidney I. Lirtzman

/s/JOSEPH D. SARGENT*                      Director
-----------------------------------
  Joseph D. Sargent

/s/CARL W. SCHAFER*                        Director
-----------------------------------
  Carl W. Schafer

/s/ROBERT G. SMITH*                        Director
-----------------------------------
  Robert G. Smith


*By  /s/ THOMAS R. HICKEY, JR.             Date: April 27, 1998
-------------------------------------
     Thomas R. Hickey, Jr.
        Vice President
Pursuant to a Power of Attorney

                          THE GUARDIAN CASH FUND, INC.

                                  Exhibit Index

       Number          Description
       ------          -----------


       1            Articles of Incorporation

       2            By-Laws

       5            Investment Advisory Agreement





       8            Custodian Contract and Amendments thereto

       9            Transfer Agency Agreement

       10(a)        Opinion and Consent of Counsel

       10(b)        Consent of Counsel


       11(a)        Consent of Ernst & Young LLP

       11(b)        Consent of Vedder, Price,
                    Kaufman & Kammholz




       16(a)        Powers of Attorney




       27           Financial Data Schedule